Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Capital loss carryforwards	$ 8,086	$ 4,805
Research and development credit carryforwards	580,578	389,339
Valuation allowance	(12,841,651)	(12,089,321)
Net Deferred Tax Asset
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	14,278,000	12,408,000
Capital loss carryforwards	3,120,000	3,120,000
Research and development credit carryforwards	1,178,000	1,138,000
Patents and fixed assets	975,000	879,000
Stock-based compensation	676,000	643,000
Capitalized research expenses	414,000	211,000
Other, net	175,000	62,000
Valuation allowance	(20,816,000)	(18,461,000)
Net Deferred Tax Asset